PHL VARIABLE ACCUMULATION ACCOUNT     PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
---------------------------------     ------------------------------------------
Phoenix Spectrum Edge(R)              Phoenix Spectrum Edge(R)
The Phoenix Edge(R) - VA

       Supplement dated July 21, 2006 to the Prospectus dated May 1, 2006.

EFFECTIVE JULY 24, 2006, THE OPTIONAL PROGRAMS AND BENEFITS - ASSET ALLOCATION PROGRAMS SECTION OF THE PROSPECTUS IS SUPPLEMENTED AS FOLLOWS:

We currently offer one strategic program, the Franklin Templeton Founding Investment Strategy, which is described below.

FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY

Through the Franklin Templeton Founding Investment Strategy premium payments and contract value are allocated equally (33 1/3%) to the three subaccounts listed below. On a monthly basis, we will rebalance the contract value allocated to the three subaccounts back to the original allocation of 33 1/3% in each subaccount.

o   Franklin Income Securities Fund
o   Mutual Shares Securities Fund
o   Templeton Growth Securities Fund

EFFECTIVE JULY 24, 2006, THE OPTIONAL PROGRAMS AND BENEFITS - GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) SECTION IS SUPPLEMENTED AS FOLLOWS:

Currently, one strategic program, the Franklin Templeton Founding Investment Strategy is approved for use.

SUBACCOUNT MERGERS

     The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved the proposed reorganizations (each a "merger") of six series (each a "Merging Series") of the Fund into other existing series (each an "Acquiring Series") of the Fund as follows:

                   MERGING SERIES                                        ACQUIRING SERIES

Phoenix-AIM Growth Series                                  Phoenix Capital Growth Series
-----------------------------------------------------      ----------------------------------------------
Phoenix-Kayne Rising Dividends Series                      Phoenix Growth and Income Series
-----------------------------------------------------      ----------------------------------------------
Phoenix-Lazard International Equity Select Series          Phoenix-Aberdeen International Series
-----------------------------------------------------      ----------------------------------------------
Phoenix-Northern Dow 30 Series                             Phoenix-Van Kampen Equity 500 Index Series
-----------------------------------------------------      ----------------------------------------------
Phoenix-Northern Nasdaq(R) 100 Series                      Phoenix-Van Kampen Equity 500 Index Series
-----------------------------------------------------      ----------------------------------------------
Phoenix Strategic Theme Series                             Phoenix Mid-Cap Growth Series

     If shareholders approve the mergers, each Merging Series will transfer all of its assets to the corresponding Acquiring Series as shown above, and in exchange, shareholders of each Merging Series will receive a proportional number of shares in the corresponding Acquiring Series. We expect these matters to be submitted for shareholder voting at Special Meetings of Shareholders to be held in October 2006, with the mergers taking place on or about October 20, 2006. Those shareholders eligible to vote will receive voting instructions and information by mail.

SUBACCOUNT CLOSURES

     On or about October 20, 2006, the following two subaccounts will be closed to new investment:

           o    AIM V.I. Capital Appreciation
           o    DWS Equity Index VIP


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

For owners who had value allocated to these subaccounts before the closure date the following restrictions will apply: (1) only regular premium payments are allowed into the subaccount; (2) no transfers from other subaccounts are allowed into the subaccount; (3) existing allocation percentages may only be reduced and the subaccount may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the subaccount may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the subaccount may not be added to the rebalancing allocation schedule.

OTHER SUBACCOUNT CHANGES - all references in the prospectus are revised pursuant to the following information:

Effective May 1, 2006, the Rydex Variable Trust: Juno Fund changed its name to the Inverse Government Long Bond Fund.

Effective May 1, 2006, the class identifier of "Service Shares" is added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

Effective June 26, 2006, Harris Investment Management, Inc. replaced Engemann Asset Management as subadvisor to The Phoenix Edge Series: Phoenix Capital Growth Series.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS is amended as follows:

The second footnote to the table is replaced in its entirety with the following:

** South Dakota provides a lower rate of .08% that applies to premium payments received in excess of $500,000 in a single calendar year.

                Please keep this supplement for future reference.


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